UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Troob Capital Management LLC

Address:   777 Westchester Avenue, Suite 203
           White Plains, New York 10604


Form 13F File Number: 028-11213


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature,  Place,  and  Date  of  Signing:

/s/ Douglas Troob                  White Plains, New York             2/8/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               9

Form 13F Information Table Value Total:  $       76,553
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                   VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Boise Inc                COM            09746Y105   25,241 3,545,062 SH       SOLE                3,545,062      0    0
CF Industries            COM            125269100      507     3,500 SH       SOLE                    3,500      0    0
Delphi Automotive PLC    SHS            G27823106   12,710   590,078 SH       SOLE                  590,078      0    0
IShares Tr               RUSSELL 2000   464287655    7,006    95,000 SH  PUT  SOLE                   95,000      0    0
Journal Communications   CL A           481130102    9,971 2,266,150 SH       SOLE                2,266,150      0    0
Media General            CL A           584404107    4,421 1,086,296 SH       SOLE                1,086,296      0    0
Revlon                   CL A NEW       761525609   14,078   946,736 SH       SOLE                  946,736      0    0
Rite Aid Corporation     COM            767754104      489   387,890 SH       SOLE                  387,890      0    0
TPC Group                COM            89236Y104    2,130    91,287 SH       SOLE                   91,287      0    0


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